INCOME TAXES - Narrative (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Jan. 02, 2024	May 14, 2023	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Net tax charge related to re-organizations and disentanglements					$ 650	$ 27
Loss on derivative instruments, pretax					86	96	$ 0
CCR gain		$ (292)			318	0	0
Foreign tax credits generated and utilized in the current year					44		45
Withholding tax of repatriated foreign earnings						19
TCC acquisition-related gain					0	(8)	705
Chubb gain					0	0	1,105
Tax credit carryforward, amount			$ 1,404		1,404
Unrecognized tax benefits			365		365	382	291	$ 251
Income tax rate reconciliation			8	$ 21
Undistributed earnings of foreign subsidiaries			11,500		11,500
Minimum
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Decrease in unrecognized tax benefits is reasonably possible			10		10
Maximum
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Decrease in unrecognized tax benefits is reasonably possible			$ 40		40
Swiss Federal Tax Administration (FTA)
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Tax credit carryforward, amount						$ 1,300
Tax credit carryforward, offset period						10 years
Chubb Fire and Security | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Chubb gain							1,100
VCS Business | Foreign Exchange Forward
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Line Items]
Loss on derivative instruments, pretax	$ 86				$ 86	$ 96	$ 0